Guarantor Financial Information - Additional Information (Detail) - 3.70% Senior Notes	Mar. 31, 2017 USD ($)
Debt Instrument [Line Items]
Principal amount of senior notes issued	$ 350,000,000
Interest rate on senior notes	3.70%